Intellectual Property and Collaborative Agreements (Details Narrative) (10-Q) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 06, 2017	Jul. 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Nov. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016
Sale of common stock to related party, shares			470,000	210,000
Sale of common stock to related party		$ 15,000	$ 75,000	$ 60,000		$ 250,000			$ 1,000,000
License fee		$ 350,000		250,000
License and success-based milestones				$ 40,000,000
Number of value issued for equity components						$ 44,240
License Agreement [Member]
Accounts receivable										$ 50,000
Number of shares issued for equity components					120,000
Number of value issued for equity components					$ 15,000
License Agreement [Member] | Lipo Medics [Member]
Sale of common stock to related party	$ 500,000
Number of shares issued for equity components	862,068
Number of value issued for equity components	$ 250,000
Revenue recognition, milestone method, milestone	90,000,000
Weighted average price per share	$ 0.29
Intellectual property collaboration description	1) Evaluations License Fee. Simultaneous with the execution and delivery of this Agreement, Lipomedics shall enter into a Stock Purchase Agreement in form and substance reasonably acceptable to Marina and Lipomedics, pursuant to which Marina will sell to Lipomedics shares of the common stock of Marina for an aggregate purchase price of $250,000, with the purchase price for each share of Marina common stock being $0.29. 2) Commercial License Fee. Unless this Agreement is earlier terminated, within thirty (30) days following Lipomedics’s delivery of an Evaluation Notice advising that it intends to pursue, or cause to be pursued, further development and commercialization of Licensed Products. 3) For up to and including three Licensed Products, Lipomedics shall pay to Marina a milestone (collectively the “Sales Milestones”) of Ten Million Dollars ($10,000,000) upon reaching Commercial Sales in the Territory in any given twelve month period equal to or greater than Five Hundred Million Dollars ($500,000,000) for a given Licensed Product and of Twenty Million Dollars ($20,000,000) upon reaching Commercial Sales in any given twelve month period equal to or greater than One Billion Dollars ($1,000,000,000) for such Licensed Product, such payments to be made within thirty (30) days following the month in which such Commercial Sale targets are met.